Retirement Plans (Schedule of Fair Value of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014		Sep. 27, 2013
Insurance Contract | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 112.0		$ 105.1
Net unrealized gains	15.5		3.3
Net purchases, sales and issuances	(0.6)		(1.8)
Currency translation	(7.1)		5.4
Fair value of plan assets at end of year	119.8		112.0
Recurring
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	473.6		456.0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	337.2		329.5
Recurring | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	16.6		14.5
Recurring | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	119.8		112.0
Recurring | U.S. Small Mid Cap
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	16.6		19.3
Recurring | U.S. Small Mid Cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	16.6		19.3
Recurring | U.S. Small Mid Cap | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Small Mid Cap | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Large Cap
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	50.2		76.9
Recurring | U.S. Large Cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	50.2		76.9
Recurring | U.S. Large Cap | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | U.S. Large Cap | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | International
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	39.8		52.2
Recurring | International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	28.7		43.9
Recurring | International | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	11.1		8.3
Recurring | International | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Diversified Fixed Income Funds
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	218.7	[1]	170.0	[1]
Recurring | Diversified Fixed Income Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	216.6	[1]	166.7	[1]
Recurring | Diversified Fixed Income Funds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2.1	[1]	3.3	[1]
Recurring | Diversified Fixed Income Funds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	[1]	0	[1]
Recurring | High Yield Bonds
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	13.0		11.7
Recurring | High Yield Bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	13.0		11.7
Recurring | High Yield Bonds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | High Yield Bonds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Emerging Market Fund
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	9.5		7.9
Recurring | Emerging Market Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	9.5		7.9
Recurring | Emerging Market Fund | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Emerging Market Fund | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Diversified/ Commingled Funds
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Recurring | Diversified/ Commingled Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Recurring | Diversified/ Commingled Funds | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Recurring | Diversified/ Commingled Funds | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Recurring | Insurance Contract
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	119.8		112.0
Recurring | Insurance Contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Insurance Contract | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0		0
Recurring | Insurance Contract | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	119.8		112.0
Recurring | Other
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6.0		6.0
Recurring | Other | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2.6		3.1
Recurring | Other | Significant Other Observable Inputs (Level 2)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3.4		2.9
Recurring | Other | Significant Unobservable Inputs (Level 3)
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.